Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Deferred tax:
Current tax	$ 209
Total	209	(26)	512
Hong Kong [Member]
Current tax	11	4	156
Overprovision in prior year		(30)
China [Member]
Current tax			$ 356